Medalist Partners Short Duration Fund
Schedule of Investments
February 28, 2026 (Unaudited)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 23.5%	Par	Value
A&D Mortgage LLC, Series 2026-NQM2, Class A3, 0.00%, 03/25/2071 (a)(b)	$4,535,000	$4,534,956
Angel Oak Mortgage Trust LLC, Series 2021-3, Class M1, 2.48%, 05/25/2066 (a)(c)	620,000	500,446
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029 (c)	86,567	4,625
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061 (a)(c)(d)	547,472	455,599
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062 (a)(c)	1,905,037	1,891,075
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.02% (30 day avg SOFR US + 1.35%), 02/25/2050 (a)	961,874	945,070
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067 (a)(b)	808,776	806,918
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM4, Class A1, 1.10%, 05/25/2066 (a)(c)	1,110,301	1,000,137
Series 2022-NQM5, Class A1, 5.17%, 05/25/2067 (a)(c)	2,155,369	2,151,889
Eagle Re Ltd., Series 2023-1, Class M1A, 5.67% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	101,255	101,536
EASY Trust, Series 2025-RTL1, Class A1, 6.46%, 05/25/2040 (a)(b)	2,000,000	2,034,454
Ellington Financial Mortgage Trust
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	1,239,099	1,242,115
Series 2026-INV2, Class A3, 5.09%, 02/25/2071 (a)(b)	3,500,000	3,509,677
FIGRE Trust 2023-HE1
Series 2025-HE2, Class A, 5.78%, 03/25/2055 (a)(c)	1,749,921	1,789,809
Series 2025-HE3, Class C, 5.91%, 05/25/2055 (a)(c)	1,251,772	1,269,587
Series 2025-HE4, Class C, 5.71%, 07/25/2055 (a)(c)	1,694,364	1,708,389
Series 2026-HE1, Class C, 5.43%, 01/25/2056 (a)(c)	1,463,482	1,476,547
GCAT, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057 (a)(c)	1,866,758	1,812,960
HOMES Trust, Series 2025-AFC4, Class B1, 6.89%, 11/25/2060 (a)(c)	2,500,000	2,576,303
HTAP Trust, Series 2025-1, Class A, 6.50%, 11/25/2042 (a)	4,489,718	4,533,572
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029 (b)	828	826
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.13%, 04/25/2046 (a)(c)	1,941,240	1,907,562
Series 2019-6, Class B3, 4.26%, 12/25/2049 (a)(c)	3,662,550	3,516,832
Series 2023-HE3, Class A1, 5.26% (30 day avg SOFR US + 1.60%), 05/20/2054 (a)	571,438	577,196
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 5.47% (30 day avg SOFR US + 1.80%), 03/25/2051 (a)	945,399	944,938
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.02%, 01/25/2029 (a)(b)	3,500,000	3,511,645
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068 (a)(b)	1,411,688	1,422,632
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029 (a)(b)	4,500,000	4,525,682
Point Securitization Trust
Series 2025-1, Class A1, 6.25%, 06/25/2055 (a)	4,583,910	4,651,303
Series 2025-2, Class A1, 5.75%, 10/25/2055 (a)(b)	4,998,968	5,024,240
Series 2026-1, Class A1, 5.25%, 02/25/2056 (a)(b)	2,500,000	2,482,128
PRKCM Trust, Series 2023-AFC3, Class A3, 7.09%, 09/25/2058 (a)(b)	2,009,622	2,021,983
Progress Residential Trust, Series 2022-SFR3, Class E1, 5.20%, 04/17/2039 (a)	3,000,000	2,997,128
Radnor RE Ltd., Series 2023-1, Class M1A, 6.37% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	188,620	189,438
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059 (a)(c)	2,750,000	2,733,741
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063 (a)(b)	562,101	568,171
Saluda Grade Mortgage Funding LLC
Series 2024-RTL4, Class A1, 7.50%, 02/25/2030 (a)(b)	81,888	81,952
Series 2025-FIG6, Class M2, 5.58%, 01/25/2056 (a)(c)	1,013,968	1,029,690
Series 2025-LOC4, Class M1, 5.97% (30 day avg SOFR US + 2.30%), 06/25/2055 (a)	1,000,000	1,020,411
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(b)	1,419,575	1,429,187
Sequoia Mortgage Trust, Series 2025-3, Class A2, 5.50%, 04/25/2055 (a)(c)	1,394,295	1,409,654
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(c)	717,262	717,613
Toorak Mortgage Trust
Series 2024-2, Class A2, 8.65%, 10/25/2031 (a)(b)	3,000,000	3,023,739
Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(b)	3,738,000	3,749,718
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 6.04% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,000,000	2,028,682
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(c)	1,067,780	1,077,037
Unison Mortgage Trust, Series 2026-1, Class A, 6.00%, 02/25/2056 (a)(c)	3,000,000	2,925,812
Unlock Hea Trust
Series 2024-1, Class A, 7.00%, 04/25/2039 (a)	3,649,390	3,656,868
Series 2024-2, Class A, 6.50%, 10/25/2039 (a)	4,480,623	4,501,727
Series 2025-1, Class A, 6.75%, 07/25/2041 (a)	4,318,407	4,398,155
Series 2025-2, Class A, 6.00%, 11/25/2041 (a)	5,992,015	6,131,030
Vericrest Opportunity Loan Transferee
Series 2021-NP11, Class A1, 5.87%, 08/25/2051 (a)(b)	398,490	398,878
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(b)(d)	1,729,999	1,732,777
Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, 12/25/2068 (a)(b)	1,121,296	1,153,029
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(b)	542,096	551,892
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $111,247,146)		112,438,960

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 23.1%	Par	Value
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (a)(c)	4,000,000	4,130,963
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058 (a)(c)	4,335,309	3,931,356
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 5.51% (1 mo. Term SOFR + 1.85%), 02/15/2042 (a)	6,000,000	6,010,267
BBCMS Trust, Series 2019-BWAY, Class A, 4.73% (1 mo. Term SOFR + 1.07%), 11/15/2034 (a)	1,288,611	922,030
Benchmark Mortgage Trust
Series 2023-V3, Class D, 4.00%, 07/15/2056 (a)	1,881,000	1,704,791
Series 2025-V18, Class D, 4.50%, 10/15/2058 (a)	1,175,000	1,024,548
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class B, 5.33% (1 mo. Term SOFR + 1.66%), 05/15/2038 (a)	6,000,000	5,900,496
Series 2021-FL4, Class C, 5.53% (1 mo. Term SOFR + 1.86%), 05/15/2038 (a)	3,000,000	2,924,052
Series 2021-FL4, Class D, 6.03% (1 mo. Term SOFR + 2.36%), 05/15/2038 (a)	3,500,000	3,378,879
Series 2025-FL5, Class AS, 5.76% (1 mo. Term SOFR + 2.10%), 10/18/2042 (a)	4,500,000	4,514,056
BSPDF Issuer Ltd., Series 2025-FL2, Class E, 8.60% (1 mo. Term SOFR + 4.94%), 12/15/2042 (a)	3,750,000	3,813,674
BX Trust, Series 2023-LIFE, Class A, 5.05%, 02/15/2028 (a)	5,000,000	4,983,560
BXHPP Trust
Series 2021-FILM, Class A, 4.42% (1 mo. Term SOFR + 0.76%), 08/15/2036 (a)	5,000,000	4,778,040
Series 2021-FILM, Class B, 4.67% (1 mo. Term SOFR + 1.01%), 08/15/2036 (a)	2,500,000	2,337,606
BXMT Ltd., Series 2020-FL2, Class C, 5.68% (1 mo. Term SOFR + 2.01%), 02/15/2038 (a)	5,050,000	5,025,215
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A1, 3.30%, 09/15/2037 (a)	5,675,722	5,262,771
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.17% (30 day avg SOFR US + 4.50%), 11/25/2045 (a)	3,000,000	3,061,481
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class B1, 12.52% (30 day avg SOFR US + 8.85%), 09/25/2043 (a)	2,000,000	2,330,410
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 9.67% (30 day avg SOFR US + 6.00%), 10/25/2044 (a)	2,550,000	2,720,574
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class B, 7.29% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)	2,925,000	2,933,602
Series 2024-HC3, Class C, 8.09% (1 mo. Term SOFR + 4.43%), 03/15/2041 (a)	5,000,000	5,036,893
Series 2024-HC3, Class D, 8.99% (1 mo. Term SOFR + 5.33%), 03/15/2041 (a)	2,175,000	2,185,677
Harvest Commercial Capital Loan Trust, Series 2024-1, Class M3, 7.55%, 10/25/2056 (c)	1,640,544	1,681,004
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 5.56% (1 mo. Term SOFR + 1.90%), 06/15/2038 (a)	1,400,000	1,242,869
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041 (a)(c)	2,500,000	2,631,302
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL7, Class E, 6.58% (1 mo. Term SOFR + 2.91%), 10/16/2036 (a)	1,700,000	1,651,621
Series 2025-FL19, Class E, 7.60% (1 mo. Term SOFR + 3.94%), 05/18/2042 (a)	3,100,000	3,109,983
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class A, 4.94% (1 mo. Term SOFR + 1.28%), 12/15/2038 (a)	8,650,000	8,426,784
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,150,000	1,088,269
Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, Class B, 3.69%, 09/13/2039 (a)	3,000,000	2,828,454
Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class CE, 11.28% (30 day avg SOFR US + 7.61%), 03/25/2050 (a)	2,250,000	2,334,641
Series 2025-01, Class B1, 8.87% (30 day avg SOFR US + 5.20%), 05/25/2055 (a)	3,500,000	3,648,055
Soho Trust, Series 2021-SOHO, Class B, 2.70%, 08/10/2038 (a)(c)	4,000,000	3,334,549
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $110,732,769)		110,888,472

COLLATERALIZED LOAN OBLIGATIONS - 21.7%	Par	Value
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1R, 5.24% (3 mo. Term SOFR + 1.57%), 01/27/2038 (a)	2,000,000	2,001,524
Antares CLO Ltd., Series 2021-1A, Class A1R, 5.09% (3 mo. Term SOFR + 1.42%), 10/25/2038 (a)	5,000,000	5,007,440
Ares Direct Lending CLO LLC, Series 2025-1A, Class A1, 5.05% (3 mo. Term SOFR + 1.38%), 04/20/2038 (a)	5,000,000	4,977,500
BCC Middle Market CLO LLC
Series 2018-1A, Class A1R, 5.92% (3 mo. Term SOFR + 2.25%), 04/20/2036 (a)	5,000,000	5,016,900
Series 2019-1A, Class A1RR, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2036 (a)	4,000,000	4,011,864
Series 2024-1A, Class A1, 5.42% (3 mo. Term SOFR + 1.75%), 07/17/2036 (a)	4,000,000	4,008,659
BCRED BSL CLO Ltd., Series 2023-1A, Class A, 5.97% (3 mo. Term SOFR + 2.30%), 01/20/2036 (a)	3,375,000	3,386,669
Blackrock CLO Ltd.
Series 2022-1A, Class AR, 5.27% (3 mo. Term SOFR + 1.60%), 01/15/2038 (a)	3,750,000	3,756,180
Series 2025-1A, Class A1, 5.32% (3 mo. Term SOFR + 1.65%), 07/15/2037 (a)	5,000,000	5,010,390
Brightwood Capital MM, Series 2025-1A, Class A1, 5.25% (3 mo. Term SOFR + 1.58%), 04/15/2036 (a)	6,000,000	6,017,130
Cerberus Loan Funding LP
Series 2023-2A, Class A1, 6.22% (3 mo. Term SOFR + 2.55%), 07/15/2035 (a)	1,500,000	1,504,949
Series 2023-5A, Class A, 6.02% (3 mo. Term SOFR + 2.35%), 01/15/2036 (a)	4,000,000	4,012,560
Series 2024-4A, Class AN, 5.32% (3 mo. Term SOFR + 1.65%), 10/15/2036 (a)	3,000,000	3,004,268
Comvest Credit CLO LLC
Series 2024-2A, Class A, 5.40% (3 mo. Term SOFR + 1.73%), 10/15/2036 (a)	5,000,000	5,013,380
Series 2025-3A, Class A1, 5.27% (3 mo. Term SOFR + 1.50%), 01/15/2038 (a)	3,000,000	3,004,502
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.47% (3 mo. Term SOFR + 1.80%), 07/15/2036 (a)	3,000,000	3,006,250
Eldridge CLO Ltd., Series 2025-2A, Class A1, 5.16% (3 mo. Term SOFR + 1.48%), 01/15/2038 (a)	5,000,000	4,983,010
Fortress Credit Opportunities, Series 2024-23A, Class A1T, 5.87% (3 mo. Term SOFR + 2.20%), 04/15/2036 (a)	5,000,000	5,016,642
HLEND CLO LLC, Series 2023-1A, Class A1R, 5.11% (3 mo. Term SOFR + 1.44%), 10/22/2038 (a)	3,000,000	3,007,605
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 5.13% (3 mo. Term SOFR + 1.46%), 10/20/2034 (a)	3,650,000	3,650,000
Ivy Hill Middle Market Credit Fund Ltd., Series 20A, Class A1R, 5.32% (3 mo. Term SOFR + 1.65%), 07/19/2037 (a)	4,000,000	4,008,307
Monroe Capital MML CLO Ltd., Series 2019-1A, Class AR, 5.43% (3 mo. Term SOFR + 1.76%), 11/22/2033 (a)	2,051,101	2,053,636
Owl Rock CLO Ltd., Series 2020-3A, Class AR, 5.52% (3 mo. Term SOFR + 1.85%), 04/20/2036 (a)	3,920,000	3,923,285
Sound Point CLO Ltd., Series 2019-2A, Class AR, 5.10% (3 mo. Term SOFR + 1.43%), 07/15/2034 (a)	5,750,000	5,761,572
Tikehau US CLO Ltd., Series 2025-1A, Class A1, 4.89% (3 mo. Term SOFR + 1.22%), 02/25/2038 (a)	6,900,000	6,905,899
Venture CDO Ltd., Series 2017-28AA, Class A1RR, 4.78% (3 mo. Term SOFR + 1.11%), 10/20/2034 (a)	1,750,000	1,752,660
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $103,836,719)		103,802,781

ASSET-BACKED SECURITIES - 15.9%	Par	Value
ACHV ABS TRUST
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	3,368,130	3,380,320
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	2,621,407	2,662,416
AMDR ABS TRUST 2025-1, Series 2025-1A, Class A, 6.38%, 12/19/2033 (a)	8,086,779	8,132,506
Bayview Opportunity Master Fund VII 2024-EDU1 LLC, Series 2024-EDU1, Class A, 5.12% (30 day avg SOFR US + 1.45%), 06/25/2047 (a)	1,219,339	1,226,686
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF, 3.95%, 01/25/2033 (b)	1	1
Flagship Credit Auto Trust, Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	2,428,321	2,421,721
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	2,847,961	3,063,926
Gracie Point International Funding, Series 2025-1A, Class A, 5.18% (30 day avg SOFR US + 1.50%), 08/15/2028 (a)	4,275,000	4,284,033
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 07/20/2029 (a)	6,430,000	6,442,826
Series 2024-2A, Class B, 7.43%, 07/20/2029 (a)	3,460,000	3,479,147
NALP Business Loan Trust, Series 2024-1, Class A, 6.49%, 12/27/2049 (a)	2,468,491	2,515,812
Oportun Financial Corp.
Series 2021-B, Class B, 1.96%, 05/08/2031 (a)	638,296	628,435
Series 2025-C, Class B, 4.93%, 07/08/2033 (a)	2,400,000	2,411,677
Series 2025-C, Class D, 5.91%, 07/08/2033 (a)	2,000,000	2,013,852
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	1,612,608	1,629,809
Pagaya AI Debt Selection Trust
Series 2022-5, Class B, 10.31%, 06/17/2030 (a)	692,401	701,079
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	1,788,991	1,817,063
Series 2024-6, Class C, 7.07%, 11/15/2031 (a)	3,653,661	3,668,608
Series 2024-8, Class A, 5.33%, 01/15/2032 (a)	404,491	406,397
Series 2025-5, Class B, 5.44%, 03/15/2033 (a)	5,349,793	5,398,752
Series 2025-5, Class D, 5.87%, 03/15/2033 (a)	2,749,894	2,765,557
Series 2026-1, Class E, 9.23%, 09/15/2033 (a)	3,340,000	3,358,771
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.28% (30 day avg SOFR US + 0.61%), 01/25/2041	47,737	47,024
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	2,070,310	1,950,573
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	3,499,516	3,506,176
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	1,729,416	1,693,612
Upgrade Master Pass-Thru Trust
Series 2025-ST3, Class A, 5.98%, 06/15/2032 (a)	3,562,492	3,603,340
Series 2025-ST6, Class C, 5.78%, 10/15/2032 (a)	2,984,000	3,008,496
TOTAL ASSET-BACKED SECURITIES (Cost $75,949,281)		76,218,615

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.8%	Par	Value
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1M2, 7.43% (30 day avg SOFR US + 3.76%), 02/25/2040 (a)	1,983,000	2,036,382
Series 2021-R01, Class 1B1, 6.77% (30 day avg SOFR US + 3.10%), 10/25/2041 (a)	1,150,000	1,168,236
Series 2021-R01, Class 1M2, 5.22% (30 day avg SOFR US + 1.55%), 10/25/2041 (a)	901,530	906,642
Series 2021-R02, Class 2M2, 5.67% (30 day avg SOFR US + 2.00%), 11/25/2041 (a)	1,686,149	1,692,014
Series 2023-R01, Class 1M2, 7.42% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,000,000	1,047,640
Series 2023-R04, Class 1M2, 7.22% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,750,000	2,885,969
Series 2024-R01, Class 1B1, 6.37% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,200,000	1,240,257
Series 2024-R02, Class 1B1, 6.17% (30 day avg SOFR US + 2.50%), 02/25/2044 (a)	2,350,000	2,413,712
Series 2024-R03, Class 2B1, 6.47% (30 day avg SOFR US + 2.80%), 03/25/2044 (a)	1,000,000	1,032,813
Series 2024-R03, Class 2M2, 5.62% (30 day avg SOFR US + 1.95%), 03/25/2044 (a)	1,000,000	1,012,350
Series 2024-R05, Class 2B1, 5.67% (30 day avg SOFR US + 2.00%), 07/25/2044 (a)	2,596,000	2,633,843
Series 2025-R01, Class 1M2, 5.17% (30 day avg SOFR US + 1.50%), 01/25/2045 (a)	2,500,000	2,512,484
Federal National Mortgage Association, Series 2025-30, Class BA, 5.00%, 04/25/2052	1,394,685	1,392,690
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048 (a)(e)	29,416	28,774
Series 2020-HQA5, Class B1, 7.67% (30 day avg SOFR US + 4.00%), 11/25/2050 (a)	1,350,000	1,488,775
Series 2021-DNA1, Class B1, 6.32% (30 day avg SOFR US + 2.65%), 01/25/2051 (a)	1,060,000	1,120,559
Series 2021-DNA2, Class B1, 7.07% (30 day avg SOFR US + 3.40%), 08/25/2033 (a)	2,060,000	2,290,663
Series 2021-DNA5, Class B1, 6.72% (30 day avg SOFR US + 3.05%), 01/25/2034 (a)	2,000,000	2,130,500
Series 2021-DNA6, Class M2, 5.17% (30 day avg SOFR US + 1.50%), 10/25/2041 (a)	1,098,975	1,101,365
Series 2022-DNA1, Class M2, 6.17% (30 day avg SOFR US + 2.50%), 01/25/2042 (a)	2,500,000	2,531,408
Series 2022-DNA3, Class M1B, 6.57% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	7,500,000	7,687,105
Series 2022-DNA4, Class M1B, 7.02% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	4,163,000	4,282,686
Series 2023-HQA2, Class M2, 7.52% (30 day avg SOFR US + 3.85%), 06/25/2043 (a)	1,000,000	1,046,873
Government National Mortgage Association
Series 2008-55, Class WT, 5.53%, 06/20/2037 (e)	4,004	3,996
Series 2026-5, Class ZE, 5.50%, 01/20/2056 (d)	6,007,523	5,998,181
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $50,418,378)		51,685,917

CORPORATE BONDS - 0.3%	Par	Value
Financial - 0.3%
Korth Direct Mortgage, Inc., 11.75%, 02/25/2031 (a)(b)(f)	2,000,000	1,400,000
TOTAL CORPORATE BONDS (Cost $2,000,000)		1,400,000

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0% (g)	Par	Value
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049 (c)(h)	240,928	75
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,548)		75

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (i)	28,670,440	28,670,440
TOTAL MONEY MARKET FUNDS (Cost $28,670,440)		28,670,440

TOTAL INVESTMENTS - 101.3% (Cost $482,856,281)		485,105,260
Liabilities in Excess of Other Assets - (1.3)%		(6,132,134)
TOTAL NET ASSETS - 100.0%		$478,973,126

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $447,306,398 or 93.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(d)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2026.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2026.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,400,000 or 0.3% of net assets as of February 28, 2026.

(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Medalist Partners Short Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Residential Mortgage Backed Securities	$–	$112,438,960	$–	$112,438,960
Non-Agency Commercial Mortgage Backed Securities	–	110,888,472	–	110,888,472
Collateralized Loan Obligations	–	103,802,781	–	103,802,781
Asset-Backed Securities	–	76,218,615	–	76,218,615
Agency Residential Mortgage-Backed Securities	–	51,685,917	–	51,685,917
Corporate Bonds	–	–	1,400,000	1,400,000
Agency Commercial Mortgage Backed Securities	–	75	–	75
Money Market Funds	28,670,440	–	–	28,670,440
Total Investments	$28,670,440	$455,034,820	$1,400,000	$485,105,260

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$4,120,549
Sales	(2,253,911)
Change in unrealized appreciation/depreciation	(495,164)
Amortization/(Accretion)	0
Realized gain/loss	28,526
Ending balance as of February 28, 2026	$1,400,000
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$(491,250)
0

Description	Fair Value as of February 28, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$1,400,000	Market Transaction Method	Prior/Recent Transaction	$70.00